Employee Benefit Plans (Pension Plans) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	$ 32,738
Ending Balance, Plan Assets	31,011	$ 32,738
Noncurrent liability				$ 6,022	$ 6,681
Current year actuarial loss	(284)	(4,362)	$ 3,987
Current year prior service cost/credit	37	5	225
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Benefit Obligation	37,853	33,026
Service cost	493	487
Interest cost	1,399	1,517
Actuarial gain (loss)	(1,716)	5,277
Total benefits paid	1,796	1,939
Net settlement and curtailment gain	55	1
Plan amendments	39	5
Other	(789)	(519)
Ending Balance, Benefit Obligation	35,428	37,853	33,026
Beginning Balance, Plan Assets	32,738	31,355
Actual return on plan assets	265	3,140
Employer Contributions	520	615
Benefits paid from plan assets	1,796	1,939
Settlements	59	0
Other	657	433
Ending Balance, Plan Assets	31,011	32,738	31,355
Benefit obligations	37,853	33,026	33,026	35,428	37,853
Funded status of plan				(4,417)	(5,115)
Noncurrent assets				742	681
Current liability				71	104
Noncurrent liability				5,088	5,692
Net amount recognized				(4,417)	(5,115)
Net actuarial loss				(8,224)	(9,068)
Prior service credit				(57)	(27)
Net amount recognized				8,167	9,041
Projected benefit obligation				30,915	34,261
Accumulated benefit obligation				30,362	33,495
Fair value of plan assets				$ 25,827	$ 28,478
Service Cost	493	487	569
Interest cost	1,399	1,517	1,373
Expected return on plan assets	2,264	2,215	2,107
Amortization of prior service credit	(11)	(8)	(34)
Recognized actuarial net loss	(882)	(429)	(954)
Net settlement and curtailment loss	(150)	(13)	(1)
Net periodic pension cost	649	$ 223	$ 756
Current year actuarial loss	(283)
Amortization of actuarial loss	(882)
Current year prior service cost/credit	39
Amortization of prior service credit	(11)
Net settlement and curtailment loss	(145)
Other	(180)
Total recognized in other comprehensive loss	(874)
Net recognized in net periodic pension cost and other comprehensive loss	(225)
Net actuarial loss	(540)
Prior service credit	(32)
Total amount to be amortized from AOCI to NPPC	$ 508
Discount rate, benefit obligation				4.10%	3.80%
Salary scale, benefit obligation				4.20%	4.20%
Expected return on plan assets, benefit obligation				0.00%	0.00%
Discount rate, net cost	3.80%	4.70%	4.00%
Salary scale, net cost	4.20%	4.20%	4.20%
Expected return on plan assets, net cost	7.60%	7.60%	7.70%